9. RELATED PARTY TRANSACTIONS- annual	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Annual Member
9. RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

During the periods reflected on this report certain shareholders made cash advances to the Company to help with short-term working capital needs. The net proceeds from stockholders with unstructured payment plans amounted to $29,040 and $31,806 for the period ended March 31, 2014 and for the year ended December 31, 2013, respectively. The total balance due on unstructured loans from shareholders amount to $287,855 and $251,054 at March 31, 2014 and December 31, 2013, respectively. Loans from stockholders made with repayment terms are included in Notes Payable and described above.

Also, please see Note 13 regarding a contingent liability payable to the Company’s CEO in the case of an occurrence of certain events relating to a significant change of control.

During the period ended March 31, 2014 and Board member accrued fees for professional services to the Company in the amount of $45,000 which were paid subsequent to March 31, 2014.

During the year ended December 31, 2013 a Board member provided professional services to the Company for which he was paid $25,000 in cash and awarded 7,113,333 shares of common stock with a value of $173,500. Of the total shares 1,680,000 were issued subsequent to December 31, 2013 and are reflected on the financial statements as issuable common stock.

9. RELATED PARTY TRANSACTIONS

During the periods reflected on this report certain shareholders made cash advances to the Company to help with short-term working capital needs. The net proceeds from stockholders with unstructured payment plans amounted to $31,806 and 49,006 for the years ended December 31, 2013 and 2012, respectively. The total balance due on unstructured loans from shareholders amounted to $251,054 and $199,173 at December 31, 2013 and 2012, respectively. Loans from stockholders made with repayment terms are described in Note 4 above.

During the year ended December 31, 2013 a Board member provided professional services to the Company for which he was paid $25,000 in cash and awarded 7,113,333 shares of common stock with a value of $173,500. Of the total shares 1,680,000 were issued subsequent to December 31, 2013 and are reflected on the financial statements as issuable common stock.

During the year ended December 31, 2012 the Company’s Chief Executive Officer was issued 1,000,000 shares of convertible preferred stock as a payment for compensation accrued during 2012 and 2011 in the amount of $43,338. He was also issued 1,839,000 shares of common stockas a payment for compensation accrued during 2011 and 2012 in the amount of $108,501. In addition, in December 2012 the Board of Directors authorized the issuance of 8,000,000 shares of common stock to the Chief Executive Officer as payment for compensation accrued during 2011 and 2012 in the amount of $160,000. These shares were issued subsequent to December 31, 2012 and are reflected on the financial statements as issuable common stock.